May 5, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE.

Washington, DC  20549

Attention:        Office of Filings, Information & Consumer Services

       RE:        The Gabelli Utilities Fund (the "Fund")
                  File Nos. 333-81209 AND 811-09397
                  ---------------------------------------

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the two Prospectuses and Statement of Additional Information for the above-named Fund do not differ from those contained in Post-Effective Amendment No. 12 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 2009 (Accession # 0000935069-09-001130).

Should you have any comments on this filing, please contact the undersigned at
(617) 338-7159.

                                                      Sincerely,


                                                      /s/ DANIELLE A. WARREN
                                                      ----------------------
                                                      Danielle A. Warren
                                                      Regulatory Administration

cc:      B. Alpert
         A. Mullady
         R. Prins
         A. Lonergan
         D. James